Schedule of Other Assets, Noncurrent (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Other Current And Non-current Assets Schedule Of Other Assets, Noncurrent 1	$ 6,235,550
Other Current And Non-current Assets Schedule Of Other Assets, Noncurrent 2	0
Other Current And Non-current Assets Schedule Of Other Assets, Noncurrent 3	2,031,466
Other Current And Non-current Assets Schedule Of Other Assets, Noncurrent 4	2,065,000
Other Current And Non-current Assets Schedule Of Other Assets, Noncurrent 5	8,267,016
Other Current And Non-current Assets Schedule Of Other Assets, Noncurrent 6	$ 2,065,000